Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Antidilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Year Ended December 31,		Three Months Ended December 31,	Years Ended September 30,
	2020	2019	2018	2018
Unvested restricted shares and units	505,383	814,744	708,834	815,632
Incentive share options	5,611,429	5,963,239	3,711,274	2,065,481
Total	6,116,812	6,777,983	4,420,108	2,881,113